BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Basis Of Preparation And Summary Of Significant Accounting Policies
BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). They do not include all of the information required in annual financial statements in accordance with International Financial Reporting Standards (“IFRS”), and should be read in conjunction with the audited consolidated financial statements and related footnotes on Form 20-F for the year ended December 31, 2023 as filed with the Securities and Exchange Commission. The accompanying unaudited condensed consolidated interim financial statements reflect all normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the results for the interim periods presented. Results for the six months ended June 30, 2024 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

Effective January 1, 2024, the Company changed its financial statements presentation of its reporting currency from RMB to USD. Financial information for all periods presented in the filing were recast into the new reporting currency using a methodology consistent with IAS 21. Accordingly, the interim consolidated financial statements as of June 30, 2024 and December 31, 2023, and for the six months ended June 30, 2024 and 2023 were presented in USD, unless otherwise stated. They were approved for issue by the Audit Committee of the Board of Directors and the Board of Directors on September 30, 2024.

These interim financial statements have been prepared in accordance with the same accounting policies adopted in the 2023 annual financial statements, except for the change of reporting currency and accounting policy changes that are expected to be reflected in the 2024 annual financial statements. Details of any changes in accounting policies are set out in note 3.

These interim financial statements contain condensed consolidated financial statements and selected explanatory notes. The notes include an explanation of events and transactions that are significant to an understanding of the changes in financial position and performance of the Group since the 2023 annual financial statements.